UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT MICROCAP FUND
April 30, 2018 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-842-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

SECTOR WEIGHTINGS †

†         Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%

	Shares	Value
CONSUMER DISCRETIONARY — 15.3%
Bassett Furniture Industries	38,592	$1,121,098
Callaway Golf	83,657	1,443,920
Century Communities *	35,125	1,080,094
Chuy’s Holdings *	31,674	905,877
Culp	23,766	702,285
Del Frisco’s Restaurant Group *	51,067	811,965
Fiesta Restaurant Group *	44,482	934,122
Flexsteel Industries	19,097	700,096
Hooker Furniture	17,599	664,362
Johnson Outdoors, Cl A	23,218	1,503,598
M/I Homes *	23,338	711,342
Malibu Boats, Cl A *	16,928	570,473
MarineMax *	71,682	1,548,331

		12,697,563

CONSUMER STAPLES — 1.6%
Landec *	79,499	1,057,337
S&W Seed *	78,250	277,787

		1,335,124

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — 3.3%
Mammoth Energy Services *	16,867	$547,840
Natural Gas Services Group *	26,588	640,771
Renewable Energy Group *	39,012	503,255
REX American Resources *	5,225	390,725
Smart Sand *	87,692	641,906

		2,724,497

FINANCIALS — 24.4%
Citizens Community Bancorp	44,413	620,450
Eagle Bancorp Montana	12,049	236,160
Enterprise Financial Services	11,179	568,452
Equity Bancshares, Cl A *	16,250	619,613
First Bancshares	17,006	550,144
First Busey	50,114	1,485,880
First Financial Northwest	33,346	563,547
First Internet Bancorp	28,863	987,115
Guaranty Bancshares	20,238	663,604
Heritage Financial	48,278	1,433,857
Home Bancorp	13,752	596,149
HomeTrust Bancshares *	49,922	1,302,964
Independent Bank	33,119	791,544
Mercantile Bank	10,618	374,815
Meridian Bancorp	33,192	627,329
MidSouth Bancorp	75,793	1,057,312
OceanFirst Financial	17,816	480,676
Old Second Bancorp	155,233	2,219,832
PCSB Financial	70,376	1,426,521
Preferred Bank	6,979	444,842
Randolph Bancorp *	55,282	883,959
Riverview Bancorp	52,996	497,632
SI Financial Group	67,510	965,393
TriCo Bancshares	17,170	641,643
Waterstone Financial	11,391	195,356

		20,234,789

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 14.4%
Addus HomeCare *	16,673	$875,332
AngioDynamics *	38,831	752,545
Anika Therapeutics *	24,327	1,070,631
Atrion	1,881	1,170,170
BioSpecifics Technologies *	9,434	400,190
BioTelemetry *	17,139	654,710
Cardiovascular Systems *	20,556	469,705
CryoLife *	36,099	810,423
HealthStream	32,816	761,003
LeMaitre Vascular	45,485	1,430,503
Luminex	49,926	1,065,920
Omnicell *	11,097	478,281
U.S. Physical Therapy	16,554	1,510,553
Utah Medical Products	4,493	456,264

		11,906,230

INDUSTRIALS — 18.3%
Allied Motion Technologies	44,364	1,768,793
BlueLinx Holdings *	17,229	692,950
CRA International	15,668	884,772
Goldfield *	131,701	553,144
GP Strategies *	35,766	745,721
Graham	61,474	1,326,609
Hill International *	210,281	1,114,489
Houston Wire & Cable *	97,609	702,785
Hurco	26,380	1,165,996
Huttig Building Products *	67,507	419,219
Insteel Industries	54,815	1,646,094
Lydall *	14,707	655,932
Miller Industries	38,780	959,805
MYR Group *	34,128	1,023,840
Sterling Construction *	43,329	482,252
Ultralife *	64,748	547,120
Willdan Group *	17,734	507,193

		15,196,714

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 17.0%
Bel Fuse, Cl B	21,000	$406,350
BSQUARE *	82,495	371,227
CalAmp *	46,340	915,215
Clearfield *	50,806	619,833
Data I *	34,969	219,256
ePlus *	13,154	1,050,347
Hackett Group	41,143	666,928
Information Services Group *	187,480	813,663
KVH Industries *	39,631	420,089
Mesa Laboratories	9,595	1,614,934
Mitek Systems *	90,653	702,561
PAR Technology *	56,176	802,755
PDF Solutions *	43,204	481,725
PRGX Global *	133,190	1,305,262
Rudolph Technologies *	34,700	879,645
Ultra Clean Holdings *	34,601	605,863
USA Technologies *	87,419	764,917
Vishay Precision Group *	28,727	812,974
Zix *	119,438	603,162

		14,056,706

MATERIALS — 3.4%
KMG Chemicals	8,464	520,451
UFP Technologies *	51,340	1,707,055
Universal Stainless & Alloy *	19,535	573,157

		2,800,663

REAL ESTATE — 1.4%
Community Healthcare Trust ‡	30,503	777,827
Condor Hospitality Trust ‡	35,830	349,701

		1,127,528

TOTAL COMMON STOCK (Cost $ 68,969,495)		82,079,814

SHORT-TERM INVESTMENT — 1.0%

SEI Daily Income Trust Government Fund, Cl F, 1.47% (A) (Cost $850,050)	850,050	850,050

TOTAL INVESTMENTS — 100.1% (Cost $69,819,545)		$82,929,864

Percentages are based on Net Assets of $82,845,296.
(A)	Rate shown is the 7-day effective yield as of April 30, 2018.
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $69,819,545)	$82,929,864
Receivable for Capital Shares Sold	66,632
Dividend and Interest Receivable	5,579
Prepaid Expenses	22,912

Total Assets	83,024,987

Liabilities:
Payable due to Investment Adviser	53,688
Payable for Investment Securities Purchased	50,621
Payable due to Administrator	11,507
Audit Fee Payable	11,073
Payable due to Trustees	3,307
Chief Compliance Officer Fees Payable	2,008
Payable due to Shareholder Servicing Agent (Investor Class Shares)	724
Distribution Fees Payable (Investor Class Shares)	280
Other Accrued Expenses and Other Payables	46,483

Total Liabilities	179,691

Net Assets	$82,845,296

NET ASSETS CONSIST OF:
Paid-in-Capital	$68,078,445
Accumulated Net Investment Loss	(146,649)
Accumulated Net Realized Gain on Investments	1,803,181
Net Unrealized Appreciation on Investments	13,110,319

Net Assets	$82,845,296

Net Asset Value, Offering and Redemption Price Per Share*-
Institutional Class Shares (unlimited authorization - no par value) ($82,263,706 ÷ 4,877,344 shares)	$16.87

Net Asset Value, Offering and Redemption Price Per Share*-
Investor Class Shares (unlimited authorization - no par value) ($581,590 ÷ 35,505 shares)	$16.38

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND FOR THE SIX MONTHS ENDED APRIL 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$339,609

Total Investment Income	339,609

Expenses:
Investment Advisory Fees	484,702
Administration Fees	69,424
Trustees’ Fees	8,824
Chief Compliance Officer Fees	2,916
Distribution Fees (Investor Class Shares)	780
Shareholder Serving Fees (Investor Class Shares)	156
Transfer Agent Fees	45,128
Registration and Filing Fees	16,062
Legal Fees	15,287
Audit Fees	11,391
Printing Fees	8,439
Custodian Fees	2,480
Other Expenses	11,936

Total Expenses	677,525

Less:
Waiver of Investment Advisory Fees	(191,201)
Fees Paid Indirectly- Note 4	(66)

Net Expenses	486,258

Net Investment Loss	(146,649)

Net Realized Gain Investments	2,531,677
Net Change in Unrealized Appreciation (Depreciation) on Investments	(490,871)

Net Realized and Unrealized Gain on Investments	2,040,806

Net Increase in Net Assets Resulting from Operations	$1,894,157

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(146,649)	$(349,892)
Net Realized Gain on Investments	2,531,677	9,842,679
Net Change in Unrealized Appreciation (Depreciation) on Investments	(490,871)	11,351,301

Net Increase in Net Assets Resulting From Operations	1,894,157	20,844,088

Dividends and Distributions to Shareholders:
Net Capital Gains
Institutional	(9,387,080)	–
Investor	(79,530)	–

Total Dividends and Distributions to Shareholders	(9,466,610)	–

Capital Share Transactions:(1)
Institutional Class Shares
Issued	11,219,753	12,022,577
Reinvestment of Distributions	8,269,427	–
Redeemed	(10,793,595)	(8,898,119)

Net Institutional Class Share Transactions	8,695,585	3,124,458

Investor Class Shares
Issued	22,025	446,079
Reinvestment of Distributions	76,359	–
Redeemed	(131,336)	(642,311)

Net Investor Class Share Transactions	(32,952)	(196,232)

Net Increase in Net Assets From Capital Share Transactions	8,662,633	2,928,226

Total Increase in Net Assets	1,090,180	23,772,314

Net Assets:
Beginning of Period	81,755,116	57,982,802

End of Period (including accumulated net investment losses of $(146,649) and $ – respectively)	$82,845,296	$81,755,116

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares

	Six-Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$18.59	$13.75	$12.52	$14.60	$14.90	$10.34

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.03)	(0.08)	(0.06)	(0.07)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss)	0.46	4.92	1.29	(1.14)	0.03^	4.74

Total from Investment Operations	0.43	4.84	1.23	(1.21)	(0.05)	4.66

Dividends and Distributions:
Net Investment Income	—	—	—	—	—	(0.04)
Capital Gains	(2.15)	—	—	(0.87)	(0.25)	(0.06)

Total Dividends and Distributions	(2.15)	—	—	(0.87)	(0.25)	(0.10)

Net Asset Value, End of Period	$16.87	$18.59	$13.75	$12.52	$14.60	$14.90

Total Return†	2.49%	35.20%	9.82%	(8.80)%	(0.38)%	45.44%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$82,264	$81,076	$57,320	$56,613	$70,343	$55,741
Ratio of Expenses to Average Net Assets	1.25%††	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.74%††	1.78%	2.00%	1.81%	1.80%	2.65%
Ratio of Net Investment Loss to Average Net Assets	(0.38)%††	(0.48)%	(0.50)%	(0.52)%	(0.52)%	(0.64)%
Portfolio Turnover Rate	20%(1)	58%	65%	120%	57%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized
(1)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios
For a Share Outstanding Throughout the Year or Period

	Investor Class Shares

	Six-Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013
Net Asset Value, Beginning of Period	$18.14		$13.49	$12.35	$14.47	$14.85	$10.33

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.05)		(0.16)	(0.12)	(0.13)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss)	0.44		4.81	1.25	(1.12)	0.03^	4.75

Total from Investment Operations	0.39		4.65	1.13	(1.25)	(0.13)	4.60

Redemption Fees	—		—	0.01	0.00(1)	—	0.00(1)

Dividends and Distributions:
Net Investment Income	—		—	—	—	—	(0.02)
Capital Gains	(2.15)		—	—	(0.87)	(0.25)	(0.06)

Total Dividends and Distributions	(2.15)		—	—	(0.87)	(0.25)	(0.08)

Net Asset Value, End of Period	$16.38		$18.14	$13.49	$12.35	$14.47	$14.85

Total Return†	2.32%		34.47%	9.23%	(9.18)%	(0.93)%	44.81%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$581		$679	$662	$780	$5,197	$1,637
Ratio of Expenses to Average Net Assets	1.55%	††	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.04%	††	2.29%	2.51%	2.29%	2.31%	3.73%
Ratio of Net Investment Loss to Average Net Assets	(0.66)%	††	(0.97)%	(0.99)%	(0.93)%	(1.06)%	(1.12)%
Portfolio Turnover Rate	20%	(2)	58%	65%	120%	57%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and reimbursed other expenses.
††	Annualized
(1)	Amount represents less than $0.01 per share.
(2)	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Thomson Horstmann & Bryant Microcap Fund (the “Fund”). The investment objective of the Fund is capital appreciation. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of micro-capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2018, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

During the six-months ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable),on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-months ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the six-months ended April 30, 2018 and the year ended October 31, 2017, the Fund did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six-months ended April 30, 2018, the Fund paid $69,424 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2018, the Fund’s Investor Class Shares incurred $156 of shareholder servicing fees, an effective rate of 0.05%.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% of average daily net assets. For the six-months ended April 30, 2018, the Fund’s Investor Class Shares incurred $780 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2018, the Fund earned cash management credits of $66, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Thomson Horstmann & Bryant, Inc. (the “Adviser”) provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.25% and 1.75% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until March 29, 2019. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.25% and 1.75% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 29, 2019. As of April 30, 2018, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the fees were waived, to the Adviser were $200,821, expiring in 2019, $195,794 expiring in 2020 and $380,285 expiring in 2021. During the six-months ended April 30, 2018, there has been no recoupment of previously waived and reimbursed fees.

6. Share Transactions:

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Share Transactions:
Institutional Class Shares
Issued	663,845	725,260
Reinvested	498,759	—
Redeemed	(645,711)	(534,522)

Net Institutional Class Share Transactions	516,893	190,738

Investor Class Shares
Issued	1,304	27,588
Reinvested	4,737	—
Redeemed	(7,958)	(39,281)

Net Investor Class Share Transactions	(1,917)	(11,693)

7. Investment Transactions:

For the six-months ended April 30, 2018, the Fund made purchases of $15,328,613 and sales of $16,529,241 in investment securities other than long term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforwards	$2,958,484
Late-Year Loss Deferral	6,335,544
Unrealized Appreciation	13,045,276

Total Distributable Earnings	$22,339,304

During the fiscal year ended October 31, 2017, the Fund utilized capital loss carryforward of $32,856 to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

$ 70,375,459	$16,414,764	$(3,860,359)	$12,554,405

9. Concentration of Risks:

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid-and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Value Stock Risk — Value investing focuses on companies with stocks that appear undervalued in light of a variety of factors. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

Growth Stock Risk — Growth investing focuses on companies that, in the Adviser’s opinion, have the potential for growth in revenues and earnings. If the Adviser’s assessment of a company’s aptitude for growth is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio.

Sector Focus Risk — Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

•

Financial Services — Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

•

Health Care — Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

•

Producer Durables — Companies in the producer durables sector are subject to intense competition, consolidation, domestic and international politics, excess capacity, consumer demand and spending trends and the general state of the economy.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

•

Materials — Companies in the materials sector are subject to the level and volatility of commodity prices, exchange rates, depletion of resources, over production, consumer demand, litigation and government regulations.

•

Technology — Companies in the technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

•

Consumer Discretionary — Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

•	Consumer Staples — Companies in the consumer staples sector are subject to government regulation and changes in consumer spending, competition, demographics and consumer preferences.

•

Energy — Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage, general civil liabilities and tax and other governmental regulatory policies.

•

Utilities — Companies in the utilities sector are subject to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with federal and state regulations, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes.

Management Risk — The Adviser’s investment strategy may fail to produce the intended result.

10. Other:

At April 30, 2018, 79% of the Institutional Class Shares total shares outstanding were held by one record shareholder and 62% of the Investor Class Shares total shares outstanding were held by two record shareholders, each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018 (Unaudited)

11. Subsequent Events:

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

•   Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•   Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,024.90	1.25%	$6.28
Investor Class	1,000.00	1,023.20	1.55	7.78

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.59	1.25%	$6.26
Investor Class	1,000.00	1,017.11	1.55	7.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 14, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND April 30, 2018

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

NOTES

Thomson Horstmann & Bryant Microcap Fund

P.O. Box 219009

Kansas City, MO 64121

1-855-THB-FUND

(1-855-842-3863)

Adviser:

Thomson Horstmann & Bryant, Inc.

501 Merritt 7

Norwalk, CT 06851

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Fund described.

THB-SA-001-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018